Fair Value Measurement - Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term investment
Trading debt securities	¥ 145,722	$ 20,838	¥ 140,960
Equity securities measured at fair value	90,009	12,871	91,497
Investments held by consolidated investment fund			52,745
Long-term investment
Investments held by consolidated investment fund	244,939	35,026	71,013
Other long-term investments measured at fair value	545,808	$ 78,051	600,697
Recurring Basis
Short-term investment
Trading debt securities	145,722		140,960
Equity securities measured at fair value	90,009		91,497
Investments held by consolidated investment fund			52,745
Long-term investment
Investments held by consolidated investment fund	244,939		71,013
Other long-term investments measured at fair value	545,808		600,697
Available-for-sale investments	32,481		31,536
Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investment
Trading debt securities	145,722		140,960
Equity securities measured at fair value	90,009		91,497
Investments held by consolidated investment fund			52,745
Recurring Basis | Significant Other Observable Inputs (Level 2)
Long-term investment
Investments held by consolidated investment fund	173,926
Other long-term investments measured at fair value	131,478		31,988
Available-for-sale investments	32,481		31,536
Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investment
Investments held by consolidated investment fund	15,777		15,777
Other long-term investments measured at fair value	393,746		546,130
Recurring Basis | NAV
Long-term investment
Investments held by consolidated investment fund	55,236		55,236
Other long-term investments measured at fair value	¥ 20,584		¥ 22,579